Short Term Borrowings and Long Term Borrowings - Additional Information (Details) ¥ / shares in Units, AUD in Thousands, $ in Thousands, ¥ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 AUD	Dec. 31, 2015 USD ($)
Schedule Of Loans Payable Details [Line Items]
Bank loan					$ 48,286			$ 103,223
Short-term debt					48,286			160,400
Fund received from individual investors				$ 254,608	47,467	$ 2,666
Outstanding borrowings					48,286			164,851
Loan financing through on-line platform								56,898
Loan financing through on-line platform								3,622
Long term borrowings								$ 4,451
Amount waived and written off arise due to offsetting payable from receivable				616	$ 2,142	$ 3,809
Short term borrowing, average interest rate					6.27%		7.20%	7.20%
Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Fund received from individual investors			¥ 817	126,099
Outstanding borrowings								$ 60,520
Loan financing through on-line platform								56,898
Loan financing through on-line platform								3,622
CEV IV 01 Holdings Limited ("CEV")
Schedule Of Loans Payable Details [Line Items]
Loan financing through on-line platform								548
Convertergy I Holdings Limited ("Convertergy I Holdings")
Schedule Of Loans Payable Details [Line Items]
loan receivable offset by loan payable								853
Convertergy I Holdings Limited ("Convertergy I Holdings") | Impairment Charges
Schedule Of Loans Payable Details [Line Items]
Amount waived and written off arise due to offsetting payable from receivable				$ 305
Long Term Borrowing Matures in 2017 | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Long term borrowings								1,937
Long term debt maturity year			2017	2017
Long Term Borrowing Matures in 2018 | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Long term borrowings								1,685
Long term debt maturity year			2018	2018
Loans Payable | Solar Juice Pty Ltd Majority Shareholders
Schedule Of Loans Payable Details [Line Items]
Short-term debt							AUD 382	278
Loans Payable | China Minsheng Bank
Schedule Of Loans Payable Details [Line Items]
Bank loan								$ 48,164
Debt instrument, interest rate, stated percentage							4.5675%	4.5675%
Loans Payable | Bank of Suzhou
Schedule Of Loans Payable Details [Line Items]
Bank loan								$ 46,312
Debt instrument, interest rate, stated percentage							6.60%	6.60%
Loans Payable | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Debt instrument repayment date start			Feb. 02, 2016	Feb. 02, 2016
Debt instrument repayment date, end			Apr. 29, 2016	Apr. 29, 2016
Loans Payable | CEV IV 01 Holdings Limited ("CEV")
Schedule Of Loans Payable Details [Line Items]
Short-term debt		$ 1,500
Debt instrument, interest rate, stated percentage		10.00%
Loans Payable | Solar Juice Pty Ltd. | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Short-term debt							AUD 5,635	$ 4,106
Minimum | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate							5.25%	5.25%
Funds raised from on-line products per unit | ¥ / shares			¥ 16.7
Percentage of discount offered on investment units			5.00%	5.00%
Withdrawal lock-up period of principal amount			0 days	0 days
Minimum | Loans Payable | Solar Juice Pty Ltd. | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate							2.27%	2.27%
Maximum | Solar Energy's Online Platform
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate							11.90%	11.90%
Funds raised from on-line products per unit | ¥ / shares			¥ 300,000
Percentage of discount offered on investment units			20.00%	20.00%
Withdrawal lock-up period of principal amount			1080 days	1080 days
Maximum | Loans Payable | Solar Juice Pty Ltd. | Westpac Bank
Schedule Of Loans Payable Details [Line Items]
Debt instrument fixed interest rate							5.35%	5.35%
Subsequent Events | Loans Payable | China Minsheng Bank
Schedule Of Loans Payable Details [Line Items]
Repayment of loan	$ 46,312
Subsequent Events | Loans Payable | Bank of Suzhou
Schedule Of Loans Payable Details [Line Items]
Repayment of loan	$ 46,312